SEGMENT REPORTING (Details) - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	$ 12,019,159	$ 8,460,569
Net revenue	23,353,185	17,757,283	$ 9,378,673
Gross profit (loss)	12,671,514	8,123,078	6,100,468
Gross profit before fair value adjustment	11,888,868
Gross profit before fair value adjustments		8,529,844
Oregon [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	6,640,932	4,719,260
Net revenue	11,001,261	8,852,104	5,152,286
Gross profit (loss)	5,259,439	3,039,159	2,325,304
Gross profit before fair value adjustment	4,615,259
Gross profit before fair value adjustments		3,089,302
Michigan [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	4,016,861	3,741,309
Net revenue	11,422,908	8,905,179	3,882,332
Gross profit (loss)	6,791,700	5,083,919	3,585,462
Gross profit before fair value adjustment	6,653,234
Gross profit before fair value adjustments		5,440,542
Other [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments	1,361,366
Net revenue			344,055
Gross profit (loss)			189,702
Gross profit before fair value adjustment
Gross profit before fair value adjustments
Services [Member]
IfrsStatementLineItems [Line Items]
Non-current assets other than financial instruments
Net revenue	929,016
Gross profit (loss)	620,375
Gross profit before fair value adjustment	$ 620,375